Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 843	Taxes	MEXICO		Government of Mexico	odv:SapuchiMember	odv:GoldAndSilverResourceMember	Open Pit
#: 2
	1,724	Fees	MEXICO		Government of Mexico	odv:SapuchiMember	odv:GoldAndSilverResourceMember	Open Pit
#: 3
	311	Taxes	CANADA	snj:CA-BC	Province of British Columbia	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 4
	1,133	Fees	CANADA	snj:CA-BC	Province of British Columbia	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 5
	702	Infrastructure	CANADA	snj:CA-BC	Province of British Columbia	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 6
	264	Fees	CANADA		Xatsull First Nation	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 7
	276	Fees	CANADA		Saskatchewan Research Council	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 8
	423	Taxes	UNITED STATES	snj:US-UT	State of Utah	odv:TinticMember	odv:GoldSilverCopperLeadZincAndManganeseResourceMember	Underground Mining
#: 9
	$ 145	Fees	UNITED STATES		Town of Goshen	odv:TinticMember	odv:GoldSilverAndCopperResourceMember	Underground Mining